Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 9,664.4	$ 8,560.0
Statutory net income	1,416.2	$ 1,022.3	$ 1,333.1
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	830.1
Aggregate cash dividends paid to the parent company by subsidiaries	872.8
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 1,390.5